CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement Of Comprehensive Income [line items]
Net income	[1]	$ 80	$ 583	$ 4
Other comprehensive income (loss) that will not be reclassified to net income:
Revaluations of property, plant and equipment	[1]	2,413	5,722	872
Actuarial (loss) gain on defined benefit plans	[1]	(14)	9	(2)
Deferred income taxes on above items	[1]	(488)	(1,240)	337
Equity-accounted investments	[1]	81	168	54
Total items that will not be reclassified to net income	[1]	1,992	4,659	1,261
Other comprehensive income that may be reclassified to net income:
Foreign currency translation	[1]	(91)	(844)	196
(Losses) Gains arising during the year on financial instruments designated as cash-flow hedges	[1]	(18)	(7)	(1)
Unrealized gain (loss) on foreign exchange swaps – net investment hedge	[1]	14	102	(94)
Unrealized (loss) gain on investments in equity securities	[1]	35	(16)	(20)
Reclassification adjustments for amounts recognized in net income	[1]	7	18	(3)
Deferred income taxes on above items	[1]	6	(21)	11
Total items that may be reclassified subsequently to net income	[1]	(47)	(768)	89
Other comprehensive income	[1]	1,945	3,891	1,350
Comprehensive income	[1]	2,025	4,474	1,354
Comprehensive income attributable to:
Preferred limited partners' equity	[1]	44	38	28
Limited partners' equity	[1]	437	967	477
Participating non-controlling interests - in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income		113	439	6
Other comprehensive income that may be reclassified to net income:
Other comprehensive income		1,004	2,303	383
Comprehensive income attributable to:
Non-controlling interests	[1]	1,117	2,742	389
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income		50	41	29
Other comprehensive income that may be reclassified to net income:
Other comprehensive income		7	13	9
Comprehensive income attributable to:
Non-controlling interests	[1]	57	54	38
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income		(65)	16	(36)
Other comprehensive income that may be reclassified to net income:
Other comprehensive income		381	679	393
Comprehensive income attributable to:
Non-controlling interests	[1]	316	695	357
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income		26	26	26
Other comprehensive income that may be reclassified to net income:
Other comprehensive income		28	(48)	39
Comprehensive income attributable to:
Non-controlling interests	[1]	$ 54	$ (22)	$ 65

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).